Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

(4) Segment information

Evotec’s business activities are divided into two reportable segments, whose structure reflect the internal organizational and reporting structure of the Group.

In 2025, the Management Board made the decision to rename the segment previously known as “Shared R&D” to “Discovery & Preclinical Development” (D&PD) to better reflect Evotec’s strategic focus.

D&PD primarily includes drug discovery and preclinical development services and solutions. Starting with sourcing novel treatment ideas derived from patient data and continuing with target validation and lead optimization. In the subsequent development phase selected candidates can seamlessly transition to IND application.

Just — Evotec Biologics (JEB) is our advanced approach to discovering, optimizing, developing, and manufacturing bio-therapeutics. JEB provides services in the areas of antibody molecular optimization, product and process design, single-use disposable, perfusion-based continuous bioprocessing platforms, covering both early stage as well as commercial biomanufacturing.

Management does not allocate assets and liabilities to segments. The assessment of the individual operating segments is based on revenue and operating income (loss). Inter segment revenue are valued with a price comparable to other third-party revenue. Corporate activities are allocated based on internally defined allocation keys, primarily based on revenue.

The segment information for the financial year 2025 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	528,930	259,443	—	788,373
Intersegment revenue	352	144	(496)	—
Cost of revenue	(482,470)	(192,161)	479	(674,152)
Gross profit	46,811	67,426	(17)	114,221
Operating income and (expenses)
Research and development	(37,454)	(72)	17	(37,509)
Selling, general and administrative expenses	(133,248)	(42,722)	—	(175,970)
Other operating income	61,370	4,230	—	65,599
Other operating expenses	(11,327)	(10,597)	—	(21,924)
Reorganization costs	(633)	—	—	(633)
Total operating income (expenses)	(121,294)	(49,161)	17	(170,438)
Operating income (loss)**	(74,482)	18,265	—	(56,217)

*Includes Revenue from contributions of €11,294k

**Includes €65,291k of depreciation and €9,478k of amortization related to D&PD and includes €24,707k of depreciation and €-k of amortization related to JEB

The segment information for the financial year 2024 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	611,394	185,573	—	796,967
Intersegment revenue	160	1,049	(1,208)	—
Cost of revenue	(509,361)	(173,068)	344	(682,086)
Gross profit	102,192	13,553	(865)	114,881
Operating income and (expenses)
Research and development	(51,146)	(576)	865	(50,857)
Selling, general and administrative expenses	(158,915)	(29,286)	—	(188,201)
Other operating income	49,802	2,899	—	52,700
Other operating expenses	(13,924)	(2,192)	—	(16,116)
Reorganization costs	(54,179)	(751)	—	(54,930)
Total operating income (expenses)	(228,362)	(29,906)	865	(257,403)
Operating income (loss)**	(126,170)	(16,353)	—	(142,522)

*Includes Revenue from contributions of €14,450k

**Includes €70,753k of depreciation and €6,484k of amortization related to D&PD and includes €24,404k of depreciation and €-k of amortization related to JEB

The segment information for the financial year 2023 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	672,977	108,449	—	781,426
Intersegment revenue	—	—	—	—
Cost of revenue	(492,674)	(113,701)	—	(606,375)
Gross profit	180,303	(5,252)	—	175,051
Operating income and (expenses)
Research and development	(68,529)	—	—	(68,529)
Selling, general and administrative expenses	(143,167)	(26,442)	—	(169,610)
Impairment/Reversal of impairment of intangible assets	108	(5,119)	—	(5,011)
Other operating income	62,524	2,269	—	64,793
Other operating expenses	(39,361)	(4,841)	—	(44,202)
Reorganization costs	—	—	—	—
Total operating income (expenses)	(188,425)	(34,133)	—	(222,558)
Operating income (loss)**	(8,122)	(39,385)	—	(47,507)

*Includes Revenue from contributions of €9,417k

**Includes €64,349k of depreciation and €6,946k of amortization related to D&PD and includes €21,685k of depreciation and €-k of amortization related to JEB

- Geographical Breakdown-

The geographical breakdown of revenue from customers for the financial year 2025 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	323,508	108,001	431,509
Germany	25,293	—	25,293
France	19,783	72	19,855
United Kingdom	61,724	—	61,724
Switzerland	10,892	150,721	161,613
Rest of the world	76,436	649	77,085
Total revenue from contracts with customers	517,636	259,443	777,079
Revenue from contributions	11,294	—	11,294
Total Revenue	528,930	259,443	788,373

The geographical breakdown of revenue from customers for the financial year 2024 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	354,124	91,735	445,859
Germany	32,904	—	32,904
France	19,910	—	19,910
United Kingdom	92,437	80	92,517
Switzerland	18,048	90,995	109,043
Rest of the world	81,662	621	82,283
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

The geographical breakdown of revenue from customers for the financial year 2023 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	414,192	45,232	459,424
Germany	29,297	4,837	34,134
France	32,005	—	32,005
United Kingdom	86,368	—	86,368
Switzerland	7,500	57,424	64,924
Rest of the world	95,154	—	95,154
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

Revenue is allocated to regions according to the location of the head office of the external customer.

Non-current assets categorized by the location of the companies as of December 31, 2025 and December 31, 2024 can be analyzed as follows:

in k€	2025	2024
USA	216,421	257,861
United Kingdom	180,577	208,907
Italy	230,258	240,450
France	89,704	325,974
Germany	188,451	154,543
Total non-current assets	905,411	1,187,735

Non-current assets shown in this table comprise of fixed assets, intangible assets, goodwill, non-current tax receivables, other non-current assets as well as investments for which the equity-method is applied. Non-current investments and deferred tax assets are not included.